Quarterly Holdings Report
for
Fidelity Freedom® 2030 Fund
June 30, 2024
F30-NPRT1-0824
1.818370.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.27% to 5.33% 7/5/24 to 7/25/24 (b) (Cost $46,476,624)	46,640,000	46,477,415

Domestic Equity Funds - 34.5%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	33,098,407	407,441,391
Fidelity Series Blue Chip Growth Fund (c)	56,898,424	1,123,743,881
Fidelity Series Commodity Strategy Fund (c)	2,861,217	278,310,616
Fidelity Series Growth Company Fund (c)	84,854,267	2,087,414,979
Fidelity Series Intrinsic Opportunities Fund (c)	32,472,416	374,406,957
Fidelity Series Large Cap Stock Fund (c)	85,815,591	1,968,609,648
Fidelity Series Large Cap Value Index Fund (c)	39,263,900	615,265,306
Fidelity Series Opportunistic Insights Fund (c)	52,214,196	1,247,397,133
Fidelity Series Small Cap Core Fund (c)	4,575,479	52,709,520
Fidelity Series Small Cap Discovery Fund (c)	14,759,361	163,386,131
Fidelity Series Small Cap Opportunities Fund (c)	38,042,404	568,353,518
Fidelity Series Stock Selector Large Cap Value Fund (c)	100,064,767	1,372,888,599
Fidelity Series Value Discovery Fund (c)	80,242,441	1,227,709,342
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,191,218,737)		11,487,637,021

International Equity Funds - 29.3%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	41,261,151	622,630,775
Fidelity Series Emerging Markets Fund (c)	72,322,743	666,092,461
Fidelity Series Emerging Markets Opportunities Fund (c)	141,571,171	2,662,953,729
Fidelity Series International Growth Fund (c)	96,440,452	1,766,789,085
Fidelity Series International Small Cap Fund (c)	28,009,799	477,567,068
Fidelity Series International Value Fund (c)	140,936,257	1,781,434,285
Fidelity Series Overseas Fund (c)	125,692,672	1,768,495,891
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,184,133,280)		9,745,963,294

Bond Funds - 35.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	789,404	7,641,427
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	217,814,044	1,661,921,156
Fidelity Series Emerging Markets Debt Fund (c)	21,344,848	166,703,264
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	5,697,009	50,418,526
Fidelity Series Floating Rate High Income Fund (c)	3,302,335	29,654,965
Fidelity Series High Income Fund (c)	19,889,692	167,471,206
Fidelity Series International Credit Fund (c)	1,947,731	15,796,098
Fidelity Series International Developed Markets Bond Index Fund (c)	148,867,748	1,272,819,247
Fidelity Series Investment Grade Bond Fund (c)	721,471,161	7,128,135,064
Fidelity Series Long-Term Treasury Bond Index Fund (c)	259,097,462	1,422,445,065
Fidelity Series Real Estate Income Fund (c)	3,301,114	31,987,794
TOTAL BOND FUNDS (Cost $13,917,520,604)		11,954,993,812

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d) (Cost $52,384,064)	52,373,589	52,384,064

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $28,391,733,309)	33,287,455,606
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(17,630,035)
NET ASSETS - 100.0%	33,269,825,571

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	39	Sep 2024	4,569,240	3,001	3,001
ICE MSCI Emerging Markets Index Contracts (United States)	1,451	Sep 2024	78,948,910	104,707	104,707

TOTAL EQUITY INDEX CONTRACTS					107,708

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	11,653	Sep 2024	1,281,647,922	8,158,909	8,158,909
CBOT 5-Year U.S. Treasury Note Contracts (United States)	7,131	Sep 2024	760,008,609	3,731,971	3,731,971

TOTAL TREASURY CONTRACTS					11,890,880

TOTAL PURCHASED					11,998,588

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,513	Sep 2024	417,701,475	(914,486)	(914,486)

TOTAL FUTURES CONTRACTS					11,084,102
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $45,988,937.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	39,054,674	183,907,785	170,577,990	527,913	(136)	(269)	52,384,064	0.1%
Total	39,054,674	183,907,785	170,577,990	527,913	(136)	(269)	52,384,064

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	7,860,420	23,798	346,243	4,102	2,155	101,297	7,641,427
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,611,828,634	77,788,773	34,565,069	635,255	(146,985)	7,015,803	1,661,921,156
Fidelity Series All-Sector Equity Fund	401,351,968	431,085	11,051,155	-	656,789	16,052,704	407,441,391
Fidelity Series Blue Chip Growth Fund	1,108,229,613	1,833,746	85,021,609	-	32,637,694	66,064,437	1,123,743,881
Fidelity Series Canada Fund	634,339,994	11,011,481	13,047,068	-	261,764	(9,935,396)	622,630,775
Fidelity Series Commodity Strategy Fund	217,928,798	65,027,967	10,490,157	-	(2,177,115)	8,021,123	278,310,616
Fidelity Series Emerging Markets Debt Fund	167,332,805	4,303,567	3,860,162	2,473,420	(489,728)	(583,218)	166,703,264
Fidelity Series Emerging Markets Debt Local Currency Fund	52,185,122	55,146	1,012,238	-	(141,321)	(668,183)	50,418,526
Fidelity Series Emerging Markets Fund	663,260,352	793,854	30,654,129	-	(612,844)	33,305,228	666,092,461
Fidelity Series Emerging Markets Opportunities Fund	2,661,068,408	3,176,516	139,439,448	-	1,227,061	136,921,192	2,662,953,729
Fidelity Series Floating Rate High Income Fund	29,886,277	712,404	713,213	673,003	(1,935)	(228,568)	29,654,965
Fidelity Series Government Money Market Fund 5.42%	736,584	-	736,584	1,196	-	-	-
Fidelity Series Growth Company Fund	2,065,632,622	13,145,279	173,609,066	-	37,519,583	144,726,561	2,087,414,979
Fidelity Series High Income Fund	168,194,236	3,860,640	3,775,732	2,604,979	(76,274)	(731,664)	167,471,206
Fidelity Series International Credit Fund	15,703,812	209,769	22,888	209,769	576	(95,171)	15,796,098
Fidelity Series International Developed Markets Bond Index Fund	1,281,711,139	45,146,646	27,630,385	14,951,689	(378,081)	(26,030,072)	1,272,819,247
Fidelity Series International Growth Fund	1,791,494,040	50,762,760	46,152,548	-	1,192,453	(30,507,620)	1,766,789,085
Fidelity Series International Small Cap Fund	500,126,592	1,074,920	10,513,093	-	1,221,376	(14,342,727)	477,567,068
Fidelity Series International Value Fund	1,800,043,985	34,838,405	59,722,612	-	9,868,726	(3,594,219)	1,781,434,285
Fidelity Series Intrinsic Opportunities Fund	388,994,688	6,512,947	8,810,786	-	390,580	(12,680,472)	374,406,957
Fidelity Series Investment Grade Bond Fund	7,243,589,337	117,085,075	181,327,590	76,494,424	(1,060,404)	(50,151,354)	7,128,135,064
Fidelity Series Large Cap Stock Fund	1,945,487,977	17,889,212	82,842,002	-	15,565,325	72,509,136	1,968,609,648
Fidelity Series Large Cap Value Index Fund	611,119,682	30,187,311	12,815,143	-	707,994	(13,934,538)	615,265,306
Fidelity Series Long-Term Treasury Bond Index Fund	1,624,863,081	50,131,840	212,682,274	12,783,465	(88,303,011)	48,435,429	1,422,445,065
Fidelity Series Opportunistic Insights Fund	1,231,833,815	15,443,378	82,407,276	-	20,876,192	61,651,024	1,247,397,133
Fidelity Series Overseas Fund	1,796,291,713	37,415,849	64,335,012	-	6,652,311	(7,528,970)	1,768,495,891
Fidelity Series Real Estate Income Fund	32,133,439	537,996	716,165	498,574	(21,343)	53,867	31,987,794
Fidelity Series Short-Term Credit Fund	491,549	-	489,054	564	11,436	(13,931)	-
Fidelity Series Small Cap Core Fund	53,807,401	250,427	73,494	250,427	7,538	(1,282,352)	52,709,520
Fidelity Series Small Cap Discovery Fund	169,814,906	19,284,072	3,591,787	9,785,911	303,646	(22,424,706)	163,386,131
Fidelity Series Small Cap Opportunities Fund	572,289,583	21,071,954	11,884,187	-	1,356,369	(14,480,201)	568,353,518
Fidelity Series Stock Selector Large Cap Value Fund	1,362,487,089	70,429,743	28,468,231	-	906,403	(32,466,405)	1,372,888,599
Fidelity Series Value Discovery Fund	1,218,442,738	76,463,204	25,763,836	-	892,118	(42,324,882)	1,227,709,342
	33,430,562,399	776,899,764	1,368,570,236	121,366,778	38,849,048	310,853,152	33,188,594,127

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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